Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
LifePath® Index Retirement Portfolio
LifePath® Index 2020 Portfolio
LifePath® Index 2025 Portfolio
LifePath® Index 2030 Portfolio
LifePath® Index 2035 Portfolio
LifePath® Index 2040 Portfolio
LifePath® Index 2045 Portfolio
LifePath® Index 2050 Portfolio
LifePath® Index 2055 Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated October 29, 2013 to the Prospectus of the Portfolios, each dated April 30, 2013

The Board of Trustees of BlackRock Funds III has approved a change to each Portfolio's investment objective to become effective December 3, 2013. The investment objective of each Portfolio (other than LifePath Index Retirement Portfolio) is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the target date year of the applicable Portfolio may be willing to accept. The investment objective of LifePath Index Retirement Portfolio is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Effective December 3, 2013, the following changes are made to the Portfolios' Prospectus:

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to LifePath Index Retirement Portfolio is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes.

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to each Portfolio (other than LifePath Index Retirement Portfolio) is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

LIFEPATH INDEX RETIREMENT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
LifePath® Index Retirement Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated October 29, 2013 to the Prospectus of the Portfolios, each dated April 30, 2013

The Board of Trustees of BlackRock Funds III has approved a change to each Portfolio's investment objective to become effective December 3, 2013. The investment objective of each Portfolio (other than LifePath Index Retirement Portfolio) is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the target date year of the applicable Portfolio may be willing to accept. The investment objective of LifePath Index Retirement Portfolio is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Effective December 3, 2013, the following changes are made to the Portfolios' Prospectus:

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to LifePath Index Retirement Portfolio is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes.
LIFEPATH INDEX 2020 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
LifePath® Index 2020 Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated October 29, 2013 to the Prospectus of the Portfolios, each dated April 30, 2013

The Board of Trustees of BlackRock Funds III has approved a change to each Portfolio's investment objective to become effective December 3, 2013. The investment objective of each Portfolio (other than LifePath Index Retirement Portfolio) is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the target date year of the applicable Portfolio may be willing to accept. The investment objective of LifePath Index Retirement Portfolio is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Effective December 3, 2013, the following changes are made to the Portfolios' Prospectus:

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to each Portfolio (other than LifePath Index Retirement Portfolio) is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
LIFEPATH INDEX 2025 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
LifePath® Index 2025 Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated October 29, 2013 to the Prospectus of the Portfolios, each dated April 30, 2013

The Board of Trustees of BlackRock Funds III has approved a change to each Portfolio's investment objective to become effective December 3, 2013. The investment objective of each Portfolio (other than LifePath Index Retirement Portfolio) is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the target date year of the applicable Portfolio may be willing to accept. The investment objective of LifePath Index Retirement Portfolio is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Effective December 3, 2013, the following changes are made to the Portfolios' Prospectus:

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to each Portfolio (other than LifePath Index Retirement Portfolio) is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
LIFEPATH INDEX 2030 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
LifePath® Index 2030 Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated October 29, 2013 to the Prospectus of the Portfolios, each dated April 30, 2013

The Board of Trustees of BlackRock Funds III has approved a change to each Portfolio's investment objective to become effective December 3, 2013. The investment objective of each Portfolio (other than LifePath Index Retirement Portfolio) is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the target date year of the applicable Portfolio may be willing to accept. The investment objective of LifePath Index Retirement Portfolio is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Effective December 3, 2013, the following changes are made to the Portfolios' Prospectus:

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to each Portfolio (other than LifePath Index Retirement Portfolio) is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
LIFEPATH INDEX 2035 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
LifePath® Index 2035 Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated October 29, 2013 to the Prospectus of the Portfolios, each dated April 30, 2013

The Board of Trustees of BlackRock Funds III has approved a change to each Portfolio's investment objective to become effective December 3, 2013. The investment objective of each Portfolio (other than LifePath Index Retirement Portfolio) is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the target date year of the applicable Portfolio may be willing to accept. The investment objective of LifePath Index Retirement Portfolio is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Effective December 3, 2013, the following changes are made to the Portfolios' Prospectus:

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to each Portfolio (other than LifePath Index Retirement Portfolio) is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
LIFEPATH INDEX 2040 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
LifePath® Index 2040 Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated October 29, 2013 to the Prospectus of the Portfolios, each dated April 30, 2013

The Board of Trustees of BlackRock Funds III has approved a change to each Portfolio's investment objective to become effective December 3, 2013. The investment objective of each Portfolio (other than LifePath Index Retirement Portfolio) is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the target date year of the applicable Portfolio may be willing to accept. The investment objective of LifePath Index Retirement Portfolio is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Effective December 3, 2013, the following changes are made to the Portfolios' Prospectus:

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to each Portfolio (other than LifePath Index Retirement Portfolio) is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
LIFEPATH INDEX 2045 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
LifePath® Index 2045 Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated October 29, 2013 to the Prospectus of the Portfolios, each dated April 30, 2013

The Board of Trustees of BlackRock Funds III has approved a change to each Portfolio's investment objective to become effective December 3, 2013. The investment objective of each Portfolio (other than LifePath Index Retirement Portfolio) is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the target date year of the applicable Portfolio may be willing to accept. The investment objective of LifePath Index Retirement Portfolio is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Effective December 3, 2013, the following changes are made to the Portfolios' Prospectus:

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to each Portfolio (other than LifePath Index Retirement Portfolio) is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
LIFEPATH INDEX 2050 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
LifePath® Index 2050 Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated October 29, 2013 to the Prospectus of the Portfolios, each dated April 30, 2013

The Board of Trustees of BlackRock Funds III has approved a change to each Portfolio's investment objective to become effective December 3, 2013. The investment objective of each Portfolio (other than LifePath Index Retirement Portfolio) is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the target date year of the applicable Portfolio may be willing to accept. The investment objective of LifePath Index Retirement Portfolio is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Effective December 3, 2013, the following changes are made to the Portfolios' Prospectus:

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to each Portfolio (other than LifePath Index Retirement Portfolio) is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
LIFEPATH INDEX 2055 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
LifePath® Index 2055 Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated October 29, 2013 to the Prospectus of the Portfolios, each dated April 30, 2013

The Board of Trustees of BlackRock Funds III has approved a change to each Portfolio's investment objective to become effective December 3, 2013. The investment objective of each Portfolio (other than LifePath Index Retirement Portfolio) is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the target date year of the applicable Portfolio may be willing to accept. The investment objective of LifePath Index Retirement Portfolio is currently to seek to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Effective December 3, 2013, the following changes are made to the Portfolios' Prospectus:

The section of the Prospectus entitled "Portfolio Overview — Investment Objective" with respect to each Portfolio (other than LifePath Index Retirement Portfolio) is deleted in its entirety and replaced with the following:

The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.